BALANCE SHEETS - STATUTORY BASIS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and invested assets:
Cash, cash equivalents and short-term investments	$ 48.8	$ 37.7
Fixed maturities	1,069.7	1,025.6
Common stocks	55.0	48.6
Mortgage loans	17.0	17.0
Policy loans	109.9	57.2
Derivatives and other invested assets	19.7	89.3
Total invested assets	1,320.1	1,275.4
Investment due and accrued	11.3	9.6
Net deferred tax asset	14.3	10.5
Other assets	78.3	12.3
Separate Accounts assets	2,280.8	2,427.3
Total assets	3,704.8	3,735.1
Liabilities [Abstract]
Policy reserves and deposit type-funds	1,311.8	1,028.8
Policy and contract claims	22.1	14.3
Transfer to (from) Separate Accounts due and accrued	(193.1)	(185.8)
Asset valuation reserve	15.8	14.9
Amounts withheld by company as agent	11.6	93.5
Other liabilities	51.5	74.0
Separate Accounts liabilities	2,262.7	2,408.4
Total liabilities	3,482.4	3,448.1
Commitments and contingencies (Note 10)
Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	463.2	393.2
Unassigned surplus (deficit)	(243.3)	(108.7)
Total capital and surplus	222.4	287.0
Total liabilities and capital and surplus	$ 3,704.8	$ 3,735.1